REGULATORY FRAMEWORK, General Framework for Non-Regulated Segments (Details)				9 Months Ended	12 Months Ended
	Oct. 19, 2020 ARS ($)	Dec. 01, 2011 $ / m³	Nov. 30, 2011 $ / m³	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 ARS ($) $ / bbl $ / m³	Dec. 31, 2017 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 23, 2019	Sep. 03, 2018 USD ($)
Domestic market [Abstract]
Period of maximum reference prices for commercialization of liquefied petroleum gas unchanged					180 days
Increase in price of liquefied petroleum gas	$ 10,885,000			$ 12,626,600
Increase in price of propane gas per ton						$ 1,267,000
Increase in price of propane gas per ton depending on customer						2,832,000
Subsidies receivable from government				$ 1,246,168,000	$ 1,246,168,000		$ 457,017,000
Foreign market [Abstract]
Capped amount of each dollar of the tax base or the official FOB price									$ 4
Rate applicable to hydrocarbons								8.00%
Barrel price, condition one | $ / bbl					45
Barrel price, condition two | $ / bbl					60
Tax rate for barrel price below US$45					0.00%
Tax rate for barrel price equal or higher than US$60					8.00%
Tariff charge paid (per cubic meter) | $ / m³					0.0492
Tariff charge (per cubic meter) | $ / m³		0.405	0.0492
Bottom of Range [Member]
Foreign market [Abstract]
Applicable tax rate on export of oil and gas products					0.00%
Top of Range [Member]
Foreign market [Abstract]
Applicable tax rate on export of oil and gas products					8.00%
Propane [Member]
Domestic market [Abstract]
Increase in price of propane gas per ton						1,941,200
Increase in price of propane gas per ton depending on customer						$ 3,964,000
Foreign market [Abstract]
Export duty percentage									12.00%
Butane [Member]
Foreign market [Abstract]
Export duty percentage									12.00%
Natural Gasoline [Member]
Foreign market [Abstract]
Export duty percentage									12.00%